Accounts Receivable, Net (Tables)	12 Months Ended
Mar. 31, 2026
Accounts Receivable, Net [Abstract]
Schedule of Accounts Receivable, and the Allowance for Credit Losses

Accounts receivable, and the allowance for credit losses consisted of the following:

	As of
	March 31, 2026	March 31, 2025
	US$’000	US$’000
Accounts receivable	9,963	17,934
Less: Allowance for credit losses	(332)	(232)
Sub – total	9,631	17,702
Retention receivables	5,922	5,232
Total	15,553	22,934

Schedule of Aging Analysis of Accounts Receivable, Net of Allowance For Credit Losses

The aging analysis of accounts receivable, net of allowance for credit losses, based on invoice date is as follows:

	As of
	March 31, 2026	March 31, 2025
	US$’000	US$’000
Within 90 days	11,183	14,369
91 to 180 days	324	48
181 to 365 days	1,505	4,007
Over 1 year	2,541	4,510
Total	15,553	22,934

Schedule of Reconciliation of the Allowance

Reconciliation of the allowance for credit losses of accounts receivable:

US$’000
As of April 1, 2024	(1,893)
Allowance for credit loss on accounts receivable for the year	(13)
Write off	1,667
Exchange realignment	7
As of March 31, 2025	(232)
Allowance for credit loss on accounts receivable for the year	(102)
Exchange realignment	2
As of March 31, 2026	(332)